Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ (411,619)	$ (104,948)
Items not involving cash:
Depreciation of property and equipment	702	2,104
Gain on disposition of assets	258,492
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(171,284)	30,598
Decrease (increase) in investment tax credits	36,371	(23,608)
Decrease (increase) in prepaid expenses	6,468	8,177
Increase (decrease) in accounts payable	39,361	(8,138)
Increase (decrease) in accrued liabilities	(11,985)	(7,304)
Increase (decrease) in deferred revenue	(57,862)	(10,432)
Cash flows provided by operating activities	(311,359)	(113,551)
INVESTING ACTIVITIES
Purchase of property and equipment
Proceeds on sale of assets	(258,492)
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(258,492)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	387,862	5,863
Increase in cash and cash equivalents	(181,898)	(107,688)
Cash and cash equivalents, beginning of period	429,824	506,524
Cash and cash equivalents, end of period	$ 247,835	$ 398,836